Share-Based Compensation - Schedule of Performance-Based Share Activity (Detail) (Performance Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Granted	12,000,000
CNH Industrial EIP [Member]
Shares
Granted	12,237,960
Forfeited	(136,200)
Nonvested at end of year	12,101,760
Weighted Average Grant-Date Fair Value
Granted	$ 8.84
Forfeited	$ 8.72
Nonvested at end of year	$ 8.84
CNH EIP [Member]
Shares
Nonvested at beginning of year	5,615,524
Granted		0	520,371
Vested	(2,511,587)
Nonvested at end of year		5,615,524
Converted to RSU	(3,103,937)
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 7.61
Granted			$ 10.62
Vested	$ 7.53
Nonvested at end of year		$ 7.61
Converted to RSU	$ 7.67